Other Payables, Accruals and Advance Receipts (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Payables, Accruals and Advance Receipts
Accrued salaries and benefits	$ 9,295	$ 7,057
Accrued research and development expenses	14,613	11,771
Accrued selling and marketing expenses	4,121	4,340
Accrued administrative and other general expenses	4,729	4,078
Deferred government incentives	1,790	1,755
Loan from a non-controlling shareholder of a subsidiary	1,550
Payments in advance from customers	1,282	899
Others	3,573	1,816
Other payables, accruals and advance receipts	$ 40,953	$ 31,716